FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s financial instruments that are measured at fair value on a recurring basis at September 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2025	December 31, 2024
Liabilities:
Convertible Notes Payable	3	$1,096,205	$—

SCHEDULE OF FINANCIAL LIABILITY MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table sets forth a summary of the changes in the fair value of the Yorkville convertible notes payable which is a Level 3 financial liability measured at fair value on a recurring basis:

Fair Value
Balance at December 31, 2024	$—
Issuance of Yorkville convertible notes	1,000,000
Change in fair value	96,205
Balance at September 30, 2025	$1,096,205